5. DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Components of the discontinued operations

The components of the discontinued operations are as follows:

June 5, 2013 (Inception) to December 31, 2013
Revenues	$455
Cost of services	183
Gross profit	272
Operating expenses
General administrative	9,229
Total operating expenses	9,229
Net loss	$(8,957)